PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
VY
®
CBRE Global
Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.1%
Australia : 3.9%
176,717
Goodman Group
$ 2,422,056
1.5
433,838
Rural Funds Group
491,455
0.3
1,274,429
Scentre Group
2,002,595
1.3
531,246
Stockland
1,329,587
0.8
6,245,693
3.9
Austria : 0.3%
13,096
CA Immobilien Anlagen AG
433,655
0.3
Belgium : 1.7%
9,214
Cofinimmo SA
631,692
0.4
7,188
Montea NV
510,392
0.3
13,673
(1)
Shurgard Self Storage Ltd.
541,340
0.3
45,579
Warehouses De Pauw CVA
1,126,427
0.7
2,809,851
1.7
Canada : 2.1%
6,656  Boardwalk Real Estate
Investment Trust
327,397
0.2
109,383  Chartwell Retirement
Residences
827,872
0.5
12,520  Granite Real Estate
Investment Trust
664,415
0.4
116,789
(1)
H&R Real Estate
Investment Trust
793,641
0.5
111,040
Tricon Residential, Inc.
821,696
0.5
3,435,021
2.1
France : 3.2%
15,369
ICADE
506,179
0.3
74,644
Klepierre SA
1,827,702
1.1
58,311
Mercialys SA
524,703
0.3
47,045
(2)
Unibail-Rodamco-Westfield
2,313,461
1.5
5,172,045
3.2
Germany : 0.3%
49,163
(2)
TAG Immobilien AG
513,662
0.3
Hong Kong : 5.0%
445,038
CK Asset Holdings Ltd.
2,337,603
1.5
866,999
Link REIT
4,239,221
2.6
395,336  Wharf Real Estate
Investment Co. Ltd.
1,523,601
0.9
8,100,425
5.0
Japan : 9.4%
433
Activia Properties, Inc.
1,194,598
0.8
28,900
Aeon Mall Co. Ltd.
340,134
0.2
550  AEON REIT Investment
Corp.
538,925
0.3
228  Daiwa Office Investment
Corp.
1,018,484
0.6
2,533
Invincible Investment Corp.
1,046,197
0.7
2,276  Japan Hotel REIT
Investment Corp.
1,188,388
0.7
3,238  Japan Metropolitan Fund
Invest
2,100,014
1.3
696  Kenedix Office Investment
Corp.
1,609,611
1.0
2,058
LaSalle Logiport REIT
1,973,155
1.2
19,312
Mitsui Fudosan Co. Ltd.
425,328
0.3
1,708
Orix JREIT, Inc.
2,048,521
1.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
264,455  Tokyu Fudosan Holdings
Corp.
$ 1,624,960
1.0
15,108,315
9.4
Netherlands : 0.3%
22,356  Eurocommercial Properties
NV
495,574
0.3
Singapore : 3.5%
1,643,017
CapitaLand Ascendas REIT
3,295,361
2.0
2,180,090  Frasers Logistics &
Commercial Trust
1,702,321
1.1
1,062,900
Keppel REIT
663,427
0.4
5,661,109
3.5
Spain : 0.5%
90,279
Merlin Properties Socimi SA
759,593
0.5
Sweden : 1.0%
15,302
Catena AB
530,952
0.3
50,059
Hufvudstaden AB - Class A
552,918
0.3
53,184
Pandox AB
564,384
0.4
1,648,254
1.0
Switzerland : 1.3%
18,318  PSP Swiss Property AG,
Reg
2,161,192
1.3
United Kingdom : 4.9%
339,265
Grainger PLC
966,963
0.6
243,034
Land Securities Group PLC
1,742,086
1.1
389,782
LondonMetric Property PLC
812,796
0.5
591,112
NewRiver REIT PLC
576,255
0.3
104,205
Safestore Holdings PLC
930,998
0.6
644,787
Shaftesbury Capital PLC
900,656
0.6
536,154
Tritax Big Box REIT PLC
912,440
0.6
92,191
UNITE Group PLC
1,005,078
0.6
7,847,272
4.9
United States : 61.7%
45,673
Acadia Realty Trust
655,408
0.4
33,192  Alexandria Real Estate
Equities, Inc.
3,322,519
2.1
4,659
American Tower Corp.
766,173
0.5
66,765  Apartment Income REIT
Corp.
2,049,685
1.3
16,024  AvalonBay Communities,
Inc.
2,751,962
1.7
105,992  Brixmor Property Group,
Inc.
2,202,514
1.4
24,644
Camden Property Trust
2,330,829
1.4
96,199
CubeSmart
3,668,068
2.3
62,480  Empire State Realty Trust,
Inc. - Class A
502,339
0.3
34,488
EPR Properties
1,432,631
0.9
9,732
Equinix, Inc.
7,067,962
4.4
66,177  Essential Properties Realty
Trust, Inc.
1,431,408
0.9
24,900
Essex Property Trust, Inc.
5,281,041
3.3
35,647  Four Corners Property
Trust, Inc.
791,007
0.5
63,416
Healthpeak Properties, Inc.
1,164,318
0.7
11,052  Hilton Worldwide Holdings,
Inc.
1,659,789
1.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
100,637
Host Hotels & Resorts, Inc.
$ 1,617,237
1.0
216,526
Invitation Homes, Inc.
6,861,709
4.2
31,815
Kilroy Realty Corp.
1,005,672
0.6
116,238
Macerich Co.
1,268,157
0.8
7,702  Marriott International, Inc. -
Class A
1,513,905
0.9
42,129  National Retail Properties,
Inc.
1,488,839
0.9
93,993
Park Hotels & Resorts, Inc.
1,157,994
0.7
46,691
Prologis, Inc.
5,239,197
3.2
39,279
Public Storage
10,350,802
6.4
55,508  Retail Opportunity
Investments Corp.
687,189
0.4
91,554  Rexford Industrial Realty,
Inc.
4,518,190
2.8
4,013
SBA Communications Corp.
803,282
0.5
83,632
Simon Property Group, Inc.
9,034,765
5.6
51,739
SITE Centers Corp.
637,942
0.4
65,600
Spirit Realty Capital, Inc.
2,199,568
1.4
115,329  Sunstone Hotel Investors,
Inc.
1,078,326
0.7
48,375  Tanger Factory Outlet
Centers, Inc.
1,093,275
0.7
38,076
Ventas, Inc.
1,604,142
1.0
47,442
Vornado Realty Trust
1,075,985
0.7
113,091
Welltower, Inc.
9,264,415
5.7
99,578,244
61.7
Total Common Stock
(Cost $163,946,753)
159,969,905
99.1
Total Long-Term
Investments
(Cost $163,946,753)
159,969,905
99.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.5%
Repurchase Agreements : 0.1%
211,000
(3)
Bethesda Securities LLC,
Repurchase Agreement
dated 09/29/2023,
5.390%, due 10/02/2023
(Repurchase Amount
$211,093, collateralized by
various U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $215,220, due
08/01/28-07/01/53)
211,000
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,087
(3)
National Bank Financial,
Repurchase Agreement
dated 09/29/2023,
5.310%, due 10/02/2023
(Repurchase Amount
$5,089, collateralized by
various U.S. Government
Securities, 0.000%-4.750%,
Market Value plus accrued
interest $5,189, due
10/02/23)
$ 5,087
0.0
Total Repurchase
Agreements
(Cost $216,087)
216,087
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.4%
667,437
(4)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.240%
(Cost $667,437) $ 667,437 0.4
Total Short-Term
Investments
(Cost $883,524)
883,524
0.5
Total Investments in
Securities
(Cost $164,830,277) $ 160,853,429 99.6
Assets in Excess of
Other Liabilities 696,262 0.4
Net Assets $ 161,549,691 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
REIT Diversiﬁcation
Percentage
of Net Assets
Retail REITs 21.5%
Industrial REITs 14.3
Multi-Family Residential REITs 12.8
Self-Storage REITs 9.3
Health Care REITs 7.8
Office REITs 6.7
Specialized REITs 6.2
Real Estate Operating Companies 5.5
Diversified REITs 5.1
Hotel & Resort REITs 3.8
Hotels, Resorts & Cruise Lines 2.0
Real Estate Development 1.5
Diversified Real Estate Activities 1.3
Other Specialized REITs 0.8
Health Care Facilities 0.5
Assets in Excess of Other Liabilities
*
0.9
Net Assets 100.0%
*       Includes short-term investments.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
CBRE Global
Real Estate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 6,245,693 $ — $ 6,245,693
Austria — 433,655 — 433,655
Belgium — 2,809,851 — 2,809,851
Canada 3,435,021 — — 3,435,021
France — 5,172,045 — 5,172,045
Germany — 513,662 — 513,662
Hong Kong — 8,100,425 — 8,100,425
Japan — 15,108,315 — 15,108,315
Netherlands — 495,574 — 495,574
Singapore — 5,661,109 — 5,661,109
Spain — 759,593 — 759,593
Sweden — 1,648,254 — 1,648,254
Switzerland — 2,161,192 — 2,161,192
United Kingdom 1,543,218 6,304,054 — 7,847,272
United States 99,578,244 — — 99,578,244
Total Common Stock 104,556,483 55,413,422 — 159,969,905
Short-Term Investments 667,437 216,087 — 883,524
Total Investments, at fair value $ 105,223,920 $ 55,629,509 $ — $ 160,853,429
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 10,901,209
Gross Unrealized Depreciation (14,878,056)
Net Unrealized Depreciation $ (3,976,847)